Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 23, 2013
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2013
Prospectus Date	rr_ProspectusDate	Dec. 23, 2013
AdvisorShares Sunrise Global Multi-Strategy ETF (Prospectus Summary) | AdvisorShares Sunrise Global Multi-Strategy ETF | AdvisorShares Sunrise Global Multi-Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MULT